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[ING FUNDS LOGO]

August 31, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

RE:   ING VARIABLE INSURANCE TRUST ("TRUST")
      File Nos. 333-83071; 811-9477

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 21 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A.

      If you have any questions, please do not hesitate to contact me at 480-477-2648.

                        Regards,

                        /s/ Ernest J. C'DeBaca
                        ----------------------
                        Ernest J. C'DeBaca
                        Counsel
                        ING U.S. Legal Services


cc:   Jeffrey S. Puretz, Esq.



7337 E. Doubletree Ranch Rd.       Tel: 480-477-3000       ING Investments, LLC
Scottsdale, AZ 85258-2034          Fax: 480-477-2700
                                   www.ingfunds.com